Post-employment benefits for associates - Breakdown of DBO for pension plans by geography and type of member (Details) - Pension plans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (563)	$ (791)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(29)	(45)
Fair value of plan assets	417	541
Funded status	(146)	(250)
Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(356)	(501)
Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(94)	(151)
Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(113)	(139)
Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(78)	(99)
Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(97)	(196)
Country of domicile | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(236)	(329)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	175	195
Funded status	(61)	(134)
Country of domicile | Switzerland | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(207)	(295)
Country of domicile | Switzerland | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(6)	(11)
Country of domicile | Switzerland | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(23)	(23)
Country of domicile | Switzerland | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(35)	(47)
Country of domicile | Switzerland | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(26)	(87)
Foreign countries | United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(95)	(126)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	64	91
Funded status	(31)	(35)
Foreign countries | United States | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(32)	(43)
Foreign countries | United States | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(28)	(41)
Foreign countries | United States | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(35)	(42)
Foreign countries | United States | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(24)	(29)
Foreign countries | United States | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(7)	(6)
Foreign countries | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(77)	(115)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	0	0
Fair value of plan assets	17	21
Funded status	(60)	(94)
Foreign countries | Germany | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(38)	(64)
Foreign countries | Germany | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(18)	(28)
Foreign countries | Germany | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(21)	(23)
Foreign countries | Germany | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | Germany | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(60)	(94)
Foreign countries | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(58)	(97)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(6)	(24)
Fair value of plan assets	64	121
Funded status	6	24
Foreign countries | United Kingdom | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | United Kingdom | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(33)	(57)
Foreign countries | United Kingdom | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(25)	(40)
Foreign countries | United Kingdom | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | United Kingdom | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	0	0
Foreign countries | Rest of the world
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(97)	(124)
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	(23)	(21)
Fair value of plan assets	97	113
Funded status	0	(11)
Foreign countries | Rest of the world | Active
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(79)	(99)
Foreign countries | Rest of the world | Deferred pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(9)	(14)
Foreign countries | Rest of the world | Pensioners
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(9)	(11)
Foreign countries | Rest of the world | Unfunded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	(19)	(23)
Foreign countries | Rest of the world | Unfunded portion of funded plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	$ (4)	$ (9)